EMPLOYEE POST-RETIREMENT BENEFITS - Savings, Payments, Future Benefits and Assumptions (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other post-retirement benefit plans, Savings Plan and DC Plans
Company's expected funding contributions for savings plan and DC Plans	CAD 45
Health care benefits
Assumed average annual rate of increase in the per capita cost of covered health care benefits	7.00%
Percentage level to which average annual rate was assumed to decrease	5.00%
Effects of a one per cent change in assumed health care cost trend rates
Effect on total of service and interest cost components, Increase	CAD 1
Effect on total of service and interest cost components, Decrease	(1)
Effect on post-retirement benefit obligation, Increase	15
Effect on post-retirement benefit obligation, Decrease	(13)
Pension Benefit Plans
DB Plans
Company's expected funding contributions	98
Other post-retirement benefit plans, Savings Plan and DC Plans
Expected estimated additional letter of credit	27
Estimated future benefit payments, which reflect expected future service
2018	181
2019	187
2020	190
2021	196
2022	200
2023 to 2027	CAD 1,054
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	3.60%	4.00%
Rate of compensation increase	3.00%	1.20%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	3.95%	4.20%	4.15%
Expected long-term rate of return on plan assets	6.50%	6.70%	6.95%
Rate of compensation increase	1.20%	0.80%	3.15%
Net benefit cost
Service cost	CAD 108	CAD 107	CAD 108
Interest cost	122	127	115
Expected return on plan assets	(178)	(175)	(155)
Amortization of actuarial loss	14	20	35
Amortization of past service cost	0	0	2
Amortization of regulatory asset	37	27	23
Amortization of transitional obligation related to regulated business	0	0	0
Settlement charge – regulatory asset	2	0	0
Settlement charge – AOCI	2	0	0
Net Benefit Cost Recognized	107	106	128
Pre-tax amounts recognized in AOCI
Net loss	273	270	247
Amount that will be amortized from AOCI into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	19
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to OCI	(18)	(20)	(34)
Amortization of prior service costs from AOCI to OCI	0	0	(2)
Curtailment	(14)	0	0
Settlement	(11)	0	0
Funded status adjustment	46	43	(67)
Total pre-tax amounts recognized in OCI	3	CAD 23	CAD (103)
Other Post-Retirement Benefit Plans
DB Plans
Company's expected funding contributions	7
Estimated future benefit payments, which reflect expected future service
2018	19
2019	20
2020	20
2021	20
2022	20
2023 to 2027	CAD 98
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	3.70%	4.15%
Rate of compensation increase	0.00%	0.00%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	4.15%	4.30%	4.20%
Expected long-term rate of return on plan assets	6.05%	5.95%	4.60%
Rate of compensation increase	0.00%	0.00%	0.00%
Net benefit cost
Service cost	CAD 4	CAD 3	CAD 3
Interest cost	14	13	10
Expected return on plan assets	(21)	(11)	(2)
Amortization of actuarial loss	1	2	3
Amortization of past service cost	0	0	1
Amortization of regulatory asset	1	1	1
Amortization of transitional obligation related to regulated business	0	2	2
Settlement charge – regulatory asset	0	0	0
Settlement charge – AOCI	0	0	0
Net Benefit Cost Recognized	(1)	10	18
Pre-tax amounts recognized in AOCI
Net loss	11	21	28
Amount that will be amortized from AOCI into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	1
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to OCI	(1)	(2)	(4)
Amortization of prior service costs from AOCI to OCI	0	0	(1)
Curtailment	(2)	0	0
Settlement	0	0	0
Funded status adjustment	(7)	(5)	(7)
Total pre-tax amounts recognized in OCI	CAD (10)	CAD (7)	CAD (12)